PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Contingent liabilities
Schedule of provisions in an amount sufficient to cover losses considered probable and for which a reliable estimate can be made

	12/31/2024	12/31/2023
Current
Civil	70,751	296,185
Civil - compulsory loan	1,712,961	1,986,394
Labor	7,376	8,294
	1,791,088	2,290,873
Non-current
Civil	5,983,900	5,273,637
Civil - compulsory loan	11,959,368	15,277,173
Labor	2,324,942	2,283,424
Tax	803,961	784,408
Regulatory	351,067	526,628
Environmental	160,157	105,549
	21,583,395	24,250,819

	23,374,483	26,541,692

Schedule of provisions during the year

Opening balance as of January 01, 2024	26,541,692
Reversal of provisions	(829,132)
Monetary correction	1,368,299
Transfer for judicial settlement	(2,244,226)
Payments	(1,462,150)
Final balance on December 31,2024	23,374,483

Civil - compulsory loan
Contingent liabilities
Schedule of possible losses

	12/31/2024	12/31/2023
Principal	3,454,178	4,231,929
Adjustment of interest paid	14,509	24,475
Remuneration interest	1,918,403	2,637,436
Default interest	7,734,433	9,521,203
Attorney fees	455,042	749,652
Other funds	95,764	98,872
Total	13,672,329	17,263,567

Provision for litigation
Contingent liabilities
Schedule of possible losses

	12/31/2024	12/31/2023
Civil	27,022,637	26,102,277
Tax	16,732,259	11,176,242
Labor	2,151,677	2,297,320
Environmental	2,498,018	2,510,300
Regulatory	5,651,068	4,937,727
	54,055,659	47,023,866